GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
Intangible assets consist of the following at December 31, 2013 and December 25, 2012:

		2013			2012
Asset	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets with indefinite lives:
Trade names		$24,850		$24,850	$24,850		$24,850
Liquor Licenses		2,023		2,023	3,886		3,886
Intangible assets with finite lives:
Member Relationships	7 years	2,800	(2,547)	253	19,068	(16,084)	2,984
Management Contracts	9 years	598	(490)	108	598	(421)	177
Other	7 years	—	—	—	426	(365)	61
Total		$30,271	$(3,037)	$27,234	$48,828	$(16,870)	$31,958

Goodwill		$258,459		$258,459	$258,459		$258,459

Schedule of Goodwill
The following table shows goodwill activity by reporting unit. No impairments have been recorded for either reporting unit.

	Golf & Country Clubs	Business, Sports & Alumni Clubs	Total
December 27, 2011	$113,108	$151,851	$264,959
Loss on disposal - discontinued operations	$—	$(6,500)	$(6,500)
December 25, 2012	$113,108	$145,351	$258,459
December 31, 2013	$113,108	$145,351	$258,459